REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Revenue [Abstract]
Disclosure of detailed information about revenue [Text Block]
	January – December
Classes of revenue	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	6,997,617	6,251,442	4,662,312
Revenue from rendering of services	104,453	98,319	70,557
Total	7,102,070	6,349,761	4,732,869